UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GaveKal Knowledge Leaders Fund
Advisor Class (GAVAX)
Institutional Class (GAVIX)

Semi-Annual Report
February 28, 2013

GaveKal Knowledge Leaders Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the GaveKal Knowledge Leaders Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

 www.GavekalFunds.com

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 73.7%
	CONSUMER DISCRETIONARY – 11.8%
54,440	Lowe's Cos., Inc.	$2,076,886
53,530	Mattel, Inc.	2,181,347
20,460	NIKE, Inc. - Class B	1,114,252
38,600	Omnicom Group, Inc.	2,220,658
14,900	Shimano, Inc.	1,069,480
41,190	Time Warner, Inc.	2,190,072
36,580	Viacom, Inc. - Class B	2,138,467
		12,991,162

	CONSUMER STAPLES – 18.0%
54,404	Coca-Cola Co.	2,106,523
9,440	Colgate-Palmolive Co.	1,080,219
35,510	FamilyMart Co., Ltd.	1,496,865
30,250	Heineken N.V.	2,254,055
14,520	Henkel A.G. & Co. KGaA	1,072,698
14,350	L'Oreal S.A.	2,140,595
22,100	Lawson, Inc.	1,643,736
14,450	PepsiCo, Inc.	1,094,876
28,460	Procter & Gamble Co.	2,168,083
31,250	Reckitt Benckiser Group PLC	2,095,509
52,480	Seven & I Holdings Co., Ltd.	1,531,789
14,750	Wal-Mart Stores, Inc.	1,044,005
		19,728,953

	HEALTH CARE – 28.5%
30,620	Abbott Laboratories	1,034,650
41,520	Astellas Pharma, Inc.	2,242,818
31,480	Baxter International, Inc.	2,128,048
19,110	Becton, Dickinson and Co.	1,682,827
61,434	Bristol-Myers Squibb Co.	2,271,215
20,430	C.R. Bard, Inc.	2,019,506
16,880	Celgene Corp.*	1,741,678
100,700	Chugai Pharmaceutical Co., Ltd.	2,177,579
40,190	Eli Lilly & Co.	2,196,785
29,930	Getinge A.B. - B Shares	900,542
40,160	Gilead Sciences, Inc.*	1,715,234
24,520	Henry Schein, Inc.*	2,187,674
19,420	Hisamitsu Pharmaceutical Co., Inc.	1,123,571
28,530	Johnson & Johnson	2,171,418
78,930	Pfizer, Inc.	2,160,314
16,620	Quest Diagnostics, Inc.	933,545
21,700	Sysmex Corp.	1,137,028

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
18,480	Zimmer Holdings, Inc.	$1,385,261
		31,209,693

	INDUSTRIALS – 4.6%
23,310	Cintas Corp.	1,023,309
61,130	Experian PLC	1,011,288
21,540	Lockheed Martin Corp.	1,895,520
93,370	Southwest Airlines Co.	1,092,429
		5,022,546

	INFORMATION TECHNOLOGY – 10.8%
26,060	Adobe Systems, Inc.*	1,024,158
66,880	CA, Inc.	1,637,891
57,920	EMC Corp.*	1,332,739
2,040	Google, Inc. - Class A*	1,634,448
71,120	Intel Corp.	1,482,852
49,230	Juniper Networks, Inc.*	1,018,076
26,810	SAP A.G.	2,093,494
46,900	Synopsys, Inc.*	1,642,907
		11,866,565

	TOTAL COMMON STOCKS (Cost $73,292,234)	80,818,919

Principal Amount

	SHORT-TERM INVESTMENTS – 25.9%
$28,357,165	UMB Money Market Fiduciary, 0.01%1	28,357,165

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,357,165)	28,357,165

	TOTAL INVESTMENTS – 99.6% (Cost $101,649,399)	109,176,084
	Other Assets in Excess of Liabilities – 0.4%	388,092

	TOTAL NET ASSETS – 100.0%	$109,564,176

PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

GaveKal Knowledge Leaders Fund
SUMMARY OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	51.9%
Japan	11.3%
Germany	2.9%
Netherlands	2.1%
France	1.9%
United Kingdom	1.9%
Ireland	0.9%
Sweden	0.8%
Total Common Stocks	73.7%
Short-Term Investments	25.9%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

GaveKal Knowledge Leaders Fund
STATEMENT OF ASSETS AND LIABILITIES
As of February 28, 2013 (Unaudited)

Assets:
Investments, at value (cost $101,649,399)	$109,176,084
Receivables:
Fund shares sold	164,061
Dividends and interest	322,650
Prepaid expenses	38,715
Total assets	109,701,510

Liabilities:
Payables:
Fund shares redeemed	9,268
Advisory fees	69,955
Distribution fees - Advisor Class (Note 6)	4,053
Transfer agent fees and expenses	13,686
Administration fees	12,431
Fund accounting fees	8,583
Custody fees	3,076
Trustees' fees and expenses	884
Accrued other expenses	15,398
Total liabilities	137,334

Net Assets	$109,564,176

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$99,501,549
Accumulated net investment income	12,882
Accumulated net realized gain on investments and foreign currency transactions	2,530,404
Net unrealized appreciation (depreciation) on:
Investments	7,526,685
Foreign currency translations	(7,344)
Net Assets	$109,564,176

Advisor Class Shares:
Net assets applicable to shares outstanding	$21,344,087
Shares outstanding	1,726,171
Net asset value, offering and redemption price per share	$12.36

Institutional Class Shares:
Net assets applicable to shares outstanding	$88,220,089
Shares outstanding	7,094,824
Net asset value, offering and redemption price per share	$12.43

GaveKal Knowledge Leaders Fund
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $28,980)	$896,508
Interest	1,266
Total investment income	897,774

Expenses:
Advisory fees	444,731
Administration fees	55,181
Transfer agent fees and expenses	43,192
Fund accounting fees	33,324
Distribution fees - Advisor Class (Note 6)	25,483
Registration fees	21,324
Shareholder reporting fees	11,405
Custody fees	10,315
Auditing fees	7,845
Legal fees	7,794
Miscellaneous	7,417
Chief Compliance Officer fees	4,825
Trustees' fees and expenses	3,235
Insurance fees	695

Total expenses	676,766
Advisory fees waived	(33,601)
Net expenses	643,165
Net investment income	254,609

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	3,193,634
Foreign currency transactions	(70,527)
Net realized gain	3,123,107
Net change in unrealized appreciation/depreciation on:
Investments	1,689,659
Foreign currency translations	(7,751)
Net change in unrealized appreciation/depreciation	1,681,908
Net realized and unrealized gain on investments and foreign currency	4,805,015

Net Increase in Net Assets from Operations	$5,059,624

GaveKal Knowledge Leaders Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$254,609	$178,029
Net realized gain (loss) on investments and foreign currency transactions	3,123,107	(374,760)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,681,908	5,833,139
Net increase in net assets resulting from operations	5,059,624	5,636,408

Distributions to Shareholders:
From net investment income:
Advisor Class	(47,447)	-
Institutional Class	(318,746)	(11,061)
From net realized gain:
Advisor Class	(47,276)	-
Institutional Class	(179,555)	-
Total distributions	(593,024)	(11,061)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	4,686,235	16,125,356
Institutional Class	22,508,239	70,727,042
Reinvestment of distributions:
Advisor Class	93,907	-
Institutional Class	462,390	9,115
Cost of shares redeemed:
Advisor Class1	(3,454,525)	(1,669,457)
Institutional Class2	(12,195,431)	(5,262,463)
Net increase from capital transactions	12,100,815	79,929,593

Total increase in net assets	16,567,415	85,554,940

Net Assets:
Beginning of period	92,996,761	7,441,821
End of period	$109,564,176	$92,996,761

Accumulated net investment income	$12,882	$124,466

Capital Share Transactions:
Shares sold:
Advisor Class	390,562	1,425,018
Institutional Class	1,860,704	6,288,509
Shares reinvested:
Advisor Class	7,938	-
Institutional Class	38,889	851
Shares redeemed:
Advisor Class	(287,928)	(151,342)
Institutional Class	(1,010,584)	(469,382)
Net increase from capital share transactions	999,581	7,093,654

*	Commencement of operations.
1	Net of redemption fee proceeds of $2,489 and $974, respectively.
2	Net of redemption fee proceeds of $4,264 and $34,760 respectively.

GaveKal Knowledge Leaders Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	Six Months Ended February 28, 2013		Year Ended		For the Period September 30, 2010*
	(Unaudited)		August 31, 2012		to August 31, 2011
Net asset value, beginning of period	$11.83		$10.21		$10.00
Income from Investment Operations:
Net investment income (loss)1	0.02		0.02		(0.06)
Net realized and unrealized gain on investments	0.57		1.60		0.27
Total from investment operations	0.59		1.62		0.21

Less Distributions:
From net investment income	(0.03)		-		-
From net realized gain	(0.03)		-		-
Total distributions	(0.06)		-		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$12.36		$11.83		$10.21

Total return	4.97%	3	15.87%		2.10%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,344		$19,115		$3,492

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.57%	4	1.84%		13.39%	4
After fees waived and expenses absorbed	1.50%	4	1.50%		1.50%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.24%	4	(0.16)%		(12.50)%	4
After fees waived and expenses absorbed	0.31%	4	0.18%		(0.61)%	4
Portfolio turnover rate	48%	3	74%		42%	3

1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

GaveKal Knowledge Leaders Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	Six Months Ended			For the Period
	February 28, 2013		Year Ended	September 30, 2010*
	(Unaudited)		August 31, 2012	to August 31, 2011
Net asset value, beginning of period	$11.91		$10.24	$10.00
Income from Investment Operations:
Net investment income (loss)1	0.03		0.05	(0.02)
Net realized and unrealized gain on investments	0.57		1.62	0.26
Total from investment operations	0.60		1.67	0.24

Less Distributions:
From net investment income	(0.05)		(0.01)	-
From net realized gain	(0.03)		-	-
Total distributions	(0.08)		(0.01)	-

Redemption fee proceeds	-	2	0.01	-	2

Net asset value, end of period	$12.43		$11.91	$10.24

Total return	5.04%	3	16.38%	2.40%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$88,220		$73,881	$3,950

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.32%	4	1.59%	13.14%	4
After fees waived and expenses absorbed	1.25%	4	1.25%	1.25%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.49%	4	0.09%	(12.14)%	4
After fees waived and expenses absorbed	0.56%	4	0.43%	(0.25)%	4
Portfolio turnover rate	48%	3	74%	42%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2013 (Unaudited)

Note 1 – Organization
GaveKal Knowledge Leaders Fund (formerly known as GaveKal Platform Company Fund) (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth.  The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2013 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended February 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2013 (Unaudited)

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Money Market Investments
The GaveKal Knowledge Leaders Fund invests a significant amount (25.9% as of February 28, 2013) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with GaveKal Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.50% and 1.25% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively, until December 31, 2013 (it will automatically renew for an additional one year period).

For the six months ended February 28, 2013, the Advisor waived its advisory fees totaling $33,601.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At February 28, 2013, the amount of these potentially recoverable expenses was $421,349.  The Advisor may recapture a portion of this amount no later than February 28, of the years stated below:

2014:	$230,559
2015:	157,189
2016:	33,601

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended February 28, 2013, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2013 (Unaudited)

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended February 28, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At February 28, 2013, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments and foreign currency translations for federal income tax purposes were as follows:

Cost of investments	$101,658,179

Gross unrealized appreciation	$8,192,872
Gross unrealized depreciation	(674,967)
Unrealized appreciation on foreign currency	(7,344)
Net unrealized appreciation on investments and foreign currency translations	$7,510,561

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

As of August 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$266,451
Undistributed long-term capital gains	-
Tax accumulated earnings	266,451

Accumulated capital and other losses	(351,339)
Net unrealized appreciation on investments and foreign currency translations	5,680,915
Total accumulated earnings	$5,596,027

The tax character of distributions paid during the fiscal years ended August 31, 2012 and 2011 were as follows:

	August 31, 2012	August 31, 2011
Distributions paid from :
Ordinary income	$11,061	$-
Net long-term capital gains	-	-
Total taxable distributions	11,061	-

Total distributions paid	$11,061	$-

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of August 31, 2012, the Fund had $351,339 of post-October capital losses which are deferred until September 1, 2012 for tax purposes.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2013 (Unaudited)

Note 5 – Investment Transactions
For the six months ended February 28, 2013, purchases and sales of investments, excluding short-term investments, were $36,585,637 and $35,475,374, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Advisor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. The Institutional Class does not pay any distribution fees.

For the six months ended February 28, 2013, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$11,921,682	$1,069,480	$-	$12,991,162
Consumer Staples	7,493,707	12,235,246	-	19,728,953
Health Care	23,628,155	7,581,538	-	31,209,693
Industrials	4,011,258	1,011,288	-	5,022,546
Information Technology	9,773,072	2,093,493	-	11,866,565
Short-Term Investments	28,357,165	-	-	28,357,165
Total Investments	$85,185,039	$23,991,045	$-	$109,176,084

*
In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $23,991,045 of investment securities were classified as Level 2 instead of Level 1.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

GaveKal Knowledge Leaders Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2013 (Unaudited)

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the six months ended February 28, 2013, the Fund did not enter into forward contracts.

Note 10 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

GaveKal Knowledge Leaders Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on August 14-15, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and GaveKal Capital, LLC (the “Investment Advisor”) with respect to the GaveKal Knowledge Leaders Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with returns of the S&P 500 Index, and with a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from the relevant fund category (the “Universe”) selected by Morningstar, Inc.  The Board noted that the materials they reviewed indicated that the annualized total return of the Fund was the best in its Peer Group and exceeded the median returns of the funds in the Peer Group and Universe, as well as the MSCI World Index, for the one-year period ended [June 30], 2012.

The Board considered the overall quality of services provided by Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) and the total expenses paid by the Fund (net of fee waivers by the Investment Advisor) were higher than the medians of the Fund’s Peer Group and Universe, but in neither case were they the highest in the Peer Group.  The Trustees also noted that, in the last fiscal year, the Investment Advisor had waived a portion of its advisory fee with respect to the Fund because of the Fund’s low asset levels.  The Trustees noted that the advisory fee charged by the Investment Advisor to the Fund is within the range of fees charged by the Investment Advisor to its separate account clients managed using the same style as the Fund.  The Board noted that the Investment Advisor’s management of the Fund includes oversight of the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separate account clients. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

GaveKal Knowledge Leaders Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, noting that the Investment Advisor had waived a portion of its advisory fee with respect to the Fund, and determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

GaveKal Knowledge Leaders Fund
EXPENSE EXAMPLE
For the Six Months Ended February 28, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 9/1/12 to 2/28/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		9/1/12	2/28/13	9/1/12 – 2/28/13
Advisor Class	Actual Performance	$1,000.00	$1,049.70	$7.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.57	7.50
Institutional Class	Actual Performance	1,000.00	1,050.40	6.35
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.81	6.25

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

GaveKal Knowledge Leaders Fund
a series of the Investment Managers Series Trust

Investment Advisor
GaveKal Capital, LLC
1099 18th Street, Suite 2780
Denver, Colorado 80202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.Foreside.com

FUND INFORMATION

	TICKER	CUSIP
GaveKal Knowledge Leaders Fund Advisor Class	GAVAX	461 418 667
GaveKal Knowledge Leaders Fund Institutional Class	GAVIX	461 418 659

Privacy Principles of the GaveKal Knowledge Leaders Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the GaveKal Knowledge Leaders Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 998-9890. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

GaveKal Knowledge Leaders Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-998-9890

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	5/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	5/8/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	5/8/13